SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Amortization of Intangible Assets, Estimated Useful Lives (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)	¥ 16,027,000	$ 2,257,356	¥ 30,892,345	¥ 14,047,000
Finite-lived trademarks
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years	10 years
Technology
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years	10 years
Network rights
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years	10 years
Purchased software | Minimum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	5 years	5 years
Purchased software | Maximum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years	10 years
Reacquired rights
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	the remaining franchise term	the remaining franchise term